15. INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	R$ (1,110,440)	R$ (976,746)
Movement in shareholders' equity	21,208	26,778
Movement in profit or loss	576,895	(50,128)
Other movement		(110,344)
Deferred tax asset/liability, ending	(512,337)	(1,110,440)
Total deferred assets			R$ 89,394	R$ 63,119	R$ 70,151
Total deferred liabilities			(601,731)	(1,173,559)	(1,046,897)
Total deferred	(512,337)	(1,110,440)	(512,337)	(1,110,440)	(976,746)
Deferred income tax losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	1,137,234	970,800
Movement in profit or loss	(177,378)	245,846
Other movement	(616)	(79,412)
Deferred tax asset/liability, ending	959,240	1,137,234
Total deferred	1,137,234	1,137,234	959,240	1,137,234	970,800
Deferred social contribution tax losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	406,884	340,629
Movement in profit or loss	(39,303)	94,843
Other movement	(223)	(28,588)
Deferred tax asset/liability, ending	367,358	406,884
Total deferred	406,884	406,884	367,358	406,884	340,629
Temporary differences
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(2,654,558)	(2,288,175)
Movement in shareholders' equity	21,208	26,778
Movement in profit or loss	793,576	(390,817)
Other movement	839	(2,344)
Deferred tax asset/liability, ending	(1,838,935)	(2,654,558)
Total deferred	(2,654,558)	(2,654,558)	(1,838,935)	(2,654,558)	(2,288,175)
Provision for tax social security, labor, civil and environmental risks
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	269,899	256,936
Movement in profit or loss	(5,846)	12,963
Other movement	3,184
Deferred tax asset/liability, ending	267,237	269,899
Total deferred	269,899	269,899	267,237	269,899	256,936
Provision for environmental liabilities
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	86,851	95,048
Movement in profit or loss	(19,708)	(8,197)
Deferred tax asset/liability, ending	67,143	86,851
Total deferred	86,851	86,851	67,143	86,851	95,048
Assets impairment losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	88,433	93,908
Movement in profit or loss	(7,092)	(5,475)
Deferred tax asset/liability, ending	81,341	88,433
Total deferred	88,433	88,433	81,341	88,433	93,908
Inventory impairment losses
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	45,814	35,703
Movement in profit or loss	(7,054)	10,111
Deferred tax asset/liability, ending	38,760	45,814
Total deferred	45,814	45,814	38,760	45,814	35,703
(Gains )/ losses in financial instruments
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(912)	(2,300)
Movement in profit or loss	(2,407)	1,388
Deferred tax asset/liability, ending	(3,319)	(912)
Total deferred	(912)	(912)	(3,319)	(912)	(2,300)
(Gains )/losses on available for sale financial assets
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	417,659	705,929
Movement in shareholders' equity	530,292	316,563
Movement in profit or loss	(584,856)
Deferred tax asset/liability, ending	363,095	417,659
Total deferred	417,659	417,659	363,095	417,659	705,929
Actuarial liability (pension and healthcare plan)
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	273,058	134,578
Movement in shareholders' equity	(48)	180,834
Movement in profit or loss	3,022	(41,065)
Other movement		(1,289)
Deferred tax asset/liability, ending	276,032	273,058
Total deferred	273,058	273,058	276,032	273,058	134,578
Accrued supplies and services
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	67,716	123,101
Movement in profit or loss	27,928	(55,385)
Deferred tax asset/liability, ending	95,644	67,716
Total deferred	67,716	67,716	95,644	67,716	123,101
Allowance for doubtful debts
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	47,216	42,008
Movement in profit or loss	14,199	5,208
Deferred tax asset/liability, ending	61,415	47,216
Total deferred	47,216	47,216	61,415	47,216	42,008
Goodwil on merger
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	608	815
Movement in profit or loss	(608)	(207)
Deferred tax asset/liability, ending		608
Total deferred	608	608		608	815
Unrealized exchange differences
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	1,511,152	1,589,651
Movement in shareholders' equity		56,493
Movement in profit or loss	(500,620)	(134,992)
Deferred tax asset/liability, ending	1,010,532	1,511,152
Total deferred	1,511,152	1,511,152	1,010,532	1,511,152	1,589,651
(Gain) in control loss on Transnordestina
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(92,180)	(92,180)
Deferred tax asset/liability, ending	(92,180)	(92,180)
Total deferred	(92,180)	(92,180)	(92,180)	(92,180)	(92,180)
Cash flow hedge accounting
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	134,479	148,471
Movement in shareholders' equity	355,563	(13,992)
Deferred tax asset/liability, ending	490,042	134,479
Total deferred	134,479	134,479	490,042	134,479	148,471
Acquisition Fair Value SWT/CBL
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(193,311)	(199,001)
Movement in shareholders' equity	(16,683)	(21,143)
Movement in profit or loss	37,880	26,833
Deferred tax asset/liability, ending	(172,114)	(193,311)
Total deferred	(193,311)	(193,311)	(172,114)	(193,311)	(199,001)
Deferred taxes non computed
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(212,236)	(1,324,437)
Movement in shareholders' equity		(566,173)
Movement in profit or loss	(38,359)	(3,255)
Other movement	(2,345)	(115)
Deferred tax asset/liability, ending	(252,940)	(212,236)
Total deferred	(212,236)	(212,236)	(252,940)	(212,236)	(1,324,437)
Estimated (Losses)/reversals to deferred taxes credits
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(4,130,928)	(3,013,730)
Movement in shareholders' equity	(885,069)	82,769
Movement in profit or loss	1,929,424	(123,056)
Deferred tax asset/liability, ending	(3,086,573)	(4,130,928)
Total deferred	(4,130,928)	(4,130,928)	(3,086,573)	(4,130,928)	(3,013,730)
Business Combination
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	(1,040,536)	(1,072,824)
Movement in profit or loss	9,724	32,288
Deferred tax asset/liability, ending	(1,030,812)	(1,040,536)
Total deferred	(1,040,536)	(1,040,536)	(1,030,812)	(1,040,536)	(1,072,824)
Others
Disclosure of fair value measurement of liabilities [line items]
Deferred tax asset/liability, beginning	72,660	190,149
Movement in shareholders' equity	37,153	(8,573)
Movement in profit or loss	(62,051)	(107,976)
Other movement		(940)
Deferred tax asset/liability, ending	47,762	72,660
Total deferred	R$ 72,660	R$ 72,660	R$ 47,762	R$ 72,660	R$ 190,149